ACCRUED LIABILITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED LIABILITIES:
Compensation	$ 9,445	$ 8,948
Other employee benefits	7,825	7,121
Taxes, other than income	2,776	2,618
Advertising and promotions	19,133	21,431
Other	6,401	5,032
Total accrued liabilities	$ 45,580	$ 45,150